LEASES - Summary of future minimum fees, excluding the contingent fees to be received under non-cancellable operating leases (Detail) $ in Thousands	Dec. 31, 2023 USD ($)
Lessor, Lease, Description [Line Items]
Year ending December 31, 2024	$ 6,262
Year ending December 31, 2025	5,824
Year ending December 31, 2026	5,066
Year ending December 31, 2027	3,767
Year ending December 31, 2028	3,082
Over year ending December 31, 2028	3,066
Total minimum future fees to be received	$ 27,067